FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

FRESENIUS MEDICAL CARE NORTH AMERICA 401(k) SAVINGS PLAN

I.D. NO. - 04-2835488

PLAN NO. - 002

FORM 5500, SCHEDULE H, PART IV, LINE 4i -

SCHEDULE OF ASSETS

(HELD AT END OF YEAR)

DECEMBER 31, 2025

(a)	(b)	(c)		(d)	(e)
	Identity of Issuer	Description		Cost	Current Value
	Collective Investment Funds -

*	BlackRock Institutional Trust Company N.A.:
	Equity Index Fund F		Units	**	$1,767,860,942
	Russell 2000 Index Fund F		Units	**	27,260,948
	Mid Capitalization Equity Index Fund F		Units	**	252,055,360
	US Debt Index Fund F		Units	**	242,596,704
	MSCI ACWI ex - U.S. Index Fund F		Units	**	492,346,514
	U.S. Treasury Inflation Protected Securities Fund F		Units	**	18,355,108
					2,800,475,576

	Columbia Dividend Income Institutional		Units	**	119,055,694
	Schroder International Alpha Fund		Units	**	67,582,951
	Cohen & Steers U.S. Realty Fund Class A		Units	**	514,697
	Pioneer Bond Fund		Units	**	56,789,004
	T. Rowe Price International Discovery Administrative		Units	**	94,738,348
	GQG Partners Emerging Markets Equity CIT Fund		Units	**	54,664,439
					393,345,133

*	Fresenius Medical Care AG		Shares (ADRs)	**	14,236,904

	Mutual Fund -
	BrandywineGLOBAL High Yield Fund		Shares	**	4,124,663
	FullerThaler Behavioral Small Cap Equity Fund		Shares	**	166,315,192
	JPMorgan Large Cap Growth Fund		Shares	**	135,249,843
				**	305,689,698

*	Interest-Bearing Cash (Fidelity)			**	17,906,546

	Stable Value Separate Accounts -
*	Fresenius Medical Care Stable Value Fund	Group Annuity Contract		**	426,380,144
*	Fresenius T. Rowe Price Income Fund Administrative Pool	Separate Account		**	519,204,028
					945,584,172

	Brokerage Link	Brokerage accounts		**	107,822,211

*	Notes Receivable from Participants	Interest range of 4.25% - 10.75%		-	138,231,078

	Total				$4,723,291,318

*          -     denotes a party-in-interest as defined by ERISA

**        -     participant directed